                                     13F-HR
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment(Check only one.): [ ] is a restatement.
                                 [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Teachers Insurance and Annuity Association of America
Address:  730 Third Ave
          New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Edward Grzybowski
Title: Chief Investment Officer
Phone: 212-916-4343




Signature, Place, and Date of Signing:
                                                 /s/ Edward Grzybowski
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                             New York, NY, February 10, 2009
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $176,539 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.:   Name:
    -------------   -----------------------------------------------------
1.  28-4800         Teachers Advisors, Inc.
    -------------   -----------------------------------------------------
2.  28-3194         TIAA-CREF Investment Management LLC
    -------------   -----------------------------------------------------
3.  28-5057         TIAA-CREF Trust Company
    -------------   -----------------------------------------------------
4.
    -------------   -----------------------------------------------------
5.
    -------------   -----------------------------------------------------



                                                              FORM 13F

                                                          INFORMATION TABLE


PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                            FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER                  OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                               CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------



AKAMAI TECHNOLOGIES INC		COM	00971T101	10114	399143	399143				399143
AMKOR TECHNOLOGY INC		COM	031652100	2051	286486	286486				286486
ATHERSYS INC      		COM	04744L106	281	68118	68118				68118
BLOUNT INTL INC NEW		COM 	095180105	2203	218105	218105				218105
CABELAS INC       		COM 	126804301	4999	350586	350586				350586
CALPINE CORP      		COM NEW	131347304	24511	2228216	2228216				2228216
CBEYOND  			COM	149847105	25	1600	1600				1600
CBS CORP NEW			CL B	124857202	3722	264938	264938				264938
CORNERSTONE THERAPEUTICS INC 	COM	21924P103	261	42752	42752				42752
FEDERAL MOGUL CORP        	CL A	313549404	36642	2118016	2118016				2118016
INSULET CORP			COM	45784P101	7816	547340	547340				547340
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	9619	6287137	6287137				6287137
PARAMETRIC TECHNOLOGY CORP	COM NEW	699173209	24	1477	1477				1477
PARTNER RE LTD     		COM	G6852T105	15419	206518	206518				206518
POPULAR INC       		COM	733174106	0	1	1				1
PRUDENTIAL FINL INC		COM	744320102	1110	22296	22296				22296
SEALY CORP			COM	812139301	5624	1779813	1779813				1779813
SOLUTIA INC			COM NEW	834376501	28519  	2245610	2245610				2245610
SOVRAN SELF STORAGE INC   	COM	84610H108   	3503     98044 	98044				98044
TIME WARNER CABLE INC		COM	88732J207    	8483     204939	204939   			204939
URS CORP NEW			COM	903236107	3736	83921	83921				83921
VIACOM INC NEW			CL B	92553P201	7877	264938	264938				264938